Subsequent Events (Details) R in Millions	1 Months Ended
Apr. 30, 2024 ZAR (R)
Non-Adjusting Event after Reporting Period [Member]
Subsequent Events [Line Items]
Ordinary shares at a purchase price (in Rand)	R 15.2
Non-adjusting events after reporting period [Member] | Bottom of range [Member]
Subsequent Events [Line Items]
Shareholding acquired percentage	70.10%
Non-adjusting events after reporting period [Member] | Top of range [Member]
Subsequent Events [Line Items]
Shareholding acquired percentage	74.80%